UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Patient Opportunity Trust
Class A | LGOAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$87	1.72%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,584,139,210
Number of Holdings	41
Portfolio Turnover	15%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)

Top Sectors	(%)
Consumer Discretionary	26.6%
Health Care	18.8%
Financials	17.7%
Communication Services	14.9%
Industrials	11.4%
Energy	8.8%
Information Technology	5.0%
Consumer Staples	0.3%
Cash & Other	-3.5%

Top 10 Issuers	(%)
QXO, Inc.	6.8%
Amazon.com Inc.	6.1%
Citigroup Inc.	5.5%
Alphabet Inc.	5.3%
Meta Platforms Inc.	5.2%
Royalty Pharma PLC	5.1%
NVIDIA Corp.	5.0%
Norwegian Cruise Line Holdings Ltd.	4.5%
CVS Health Corp.	4.0%
Energy Transfer LP	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X652

Patient Opportunity Trust
Class C | LMOPX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$125	2.47%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,584,139,210
Number of Holdings	41
Portfolio Turnover	15%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)

Top Sectors	(%)
Consumer Discretionary	26.6%
Health Care	18.8%
Financials	17.7%
Communication Services	14.9%
Industrials	11.4%
Energy	8.8%
Information Technology	5.0%
Consumer Staples	0.3%
Cash & Other	-3.5%

Top 10 Issuers	(%)
QXO, Inc.	6.8%
Amazon.com Inc.	6.1%
Citigroup Inc.	5.5%
Alphabet Inc.	5.3%
Meta Platforms Inc.	5.2%
Royalty Pharma PLC	5.1%
NVIDIA Corp.	5.0%
Norwegian Cruise Line Holdings Ltd.	4.5%
CVS Health Corp.	4.0%
Energy Transfer LP	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X645

Patient Opportunity Trust
Class FI | LMOFX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$90	1.77%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,584,139,210
Number of Holdings	41
Portfolio Turnover	15%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)

Top Sectors	(%)
Consumer Discretionary	26.6%
Health Care	18.8%
Financials	17.7%
Communication Services	14.9%
Industrials	11.4%
Energy	8.8%
Information Technology	5.0%
Consumer Staples	0.3%
Cash & Other	-3.5%

Top 10 Issuers	(%)
QXO, Inc.	6.8%
Amazon.com Inc.	6.1%
Citigroup Inc.	5.5%
Alphabet Inc.	5.3%
Meta Platforms Inc.	5.2%
Royalty Pharma PLC	5.1%
NVIDIA Corp.	5.0%
Norwegian Cruise Line Holdings Ltd.	4.5%
CVS Health Corp.	4.0%
Energy Transfer LP	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X637

Patient Opportunity Trust
Class I | LMNOX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$72	1.42%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,584,139,210
Number of Holdings	41
Portfolio Turnover	15%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)

Top Sectors	(%)
Consumer Discretionary	26.6%
Health Care	18.8%
Financials	17.7%
Communication Services	14.9%
Industrials	11.4%
Energy	8.8%
Information Technology	5.0%
Consumer Staples	0.3%
Cash & Other	-3.5%

Top 10 Issuers	(%)
QXO, Inc.	6.8%
Amazon.com Inc.	6.1%
Citigroup Inc.	5.5%
Alphabet Inc.	5.3%
Meta Platforms Inc.	5.2%
Royalty Pharma PLC	5.1%
NVIDIA Corp.	5.0%
Norwegian Cruise Line Holdings Ltd.	4.5%
CVS Health Corp.	4.0%
Energy Transfer LP	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X611

Patient Opportunity Trust
Class IS | MVISX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$70	1.37%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,584,139,210
Number of Holdings	41
Portfolio Turnover	15%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)

Top Sectors	(%)
Consumer Discretionary	26.6%
Health Care	18.8%
Financials	17.7%
Communication Services	14.9%
Industrials	11.4%
Energy	8.8%
Information Technology	5.0%
Consumer Staples	0.3%
Cash & Other	-3.5%

Top 10 Issuers	(%)
QXO, Inc.	6.8%
Amazon.com Inc.	6.1%
Citigroup Inc.	5.5%
Alphabet Inc.	5.3%
Meta Platforms Inc.	5.2%
Royalty Pharma PLC	5.1%
NVIDIA Corp.	5.0%
Norwegian Cruise Line Holdings Ltd.	4.5%
CVS Health Corp.	4.0%
Energy Transfer LP	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X595

Patient Opportunity Trust
Class R | LMORX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$99	1.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,584,139,210
Number of Holdings	41
Portfolio Turnover	15%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)

Top Sectors	(%)
Consumer Discretionary	26.6%
Health Care	18.8%
Financials	17.7%
Communication Services	14.9%
Industrials	11.4%
Energy	8.8%
Information Technology	5.0%
Consumer Staples	0.3%
Cash & Other	-3.5%

Top 10 Issuers	(%)
QXO, Inc.	6.8%
Amazon.com Inc.	6.1%
Citigroup Inc.	5.5%
Alphabet Inc.	5.3%
Meta Platforms Inc.	5.2%
Royalty Pharma PLC	5.1%
NVIDIA Corp.	5.0%
Norwegian Cruise Line Holdings Ltd.	4.5%
CVS Health Corp.	4.0%
Energy Transfer LP	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X629

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Patient Opportunity Trust
Consolidated Semi Annual Financial Statements
June 30, 2025

PATIENT OPPORTUNITY TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 106.2%
Communication Services - 14.9%
Interactive Media & Services - 14.3%
Alphabet Inc. - Class A(a)	475,000	$83,709,250
Angi, Inc.(a)(b)	607,572	9,271,549
IAC, Inc.(a)(b)	1,350,000	50,409,000
Meta Platforms Inc. - Class A(a)	112,000	82,666,080
		226,055,879
Media - 0.6%
S4 Capital Plc	30,000,000	10,459,562
Total Communication Services		236,515,441
Consumer Discretionary - 26.6%(c)
Automobiles - 2.2%
General Motors Co.(a)	700,000	34,447,000
Broadline Retail - 10.1%
Alibaba Group Holding Ltd. - ADR	365,000	41,394,650
Amazon.com Inc.(a)(b)	440,000	96,531,600
JD.com, Inc. - ADR	650,000	21,216,000
		159,142,250
Hotels, Restaurants & Leisure - 9.5%
Dave & Buster’s Entertainment, Inc.(b)	1,600,000	48,128,000
Expedia Group Inc.(a)	190,000	32,049,200
Norwegian Cruise Line Holdings Ltd.(b)	3,500,000	70,980,000
		151,157,200
Leisure Products - 2.1%
Mattel Inc.(b)	1,050,000	20,706,000
Peloton Interactive Inc. - Class A(b)	1,900,000	13,186,000
		33,892,000
Textiles, Apparel & Luxury Goods - 2.7%
Canada Goose Holdings Inc.(b)	300,000	3,357,000
Crocs, Inc.(b)	390,000	39,499,200
		42,856,200
Total Consumer Discretionary		421,494,650
Energy- 8.8%
Energy Equipment & Services - 3.6%
Noble Corp. PLC	500,000	13,275,000
Seadrill Ltd.(b)	1,700,000	44,625,000
		57,900,000
Oil, Gas & Consumable Fuels - 5.2%
Energy Transfer LP(a)	3,100,000	56,203,000
Kosmos Energy Ltd.(b)	15,000,000	25,800,000
		82,003,000
Total Energy		139,903,000

	Shares	Value
Financials- 20.7%
Banks - 5.5%
Citigroup Inc.(a)	1,025,000	$87,248,000
Capital Markets - 6.6%
Coinbase Global Inc. - Class A(b)	155,000	54,325,950
UBS Group AG(a)	1,500,000	50,730,000
		105,055,950
Consumer Finance - 5.6%
OneMain Holdings Inc.(a)	775,000	44,175,000
SoFi Technologies Inc.(b)	2,400,000	43,704,000
		87,879,000
Crytocurrency - 3.0%
Fidelity Wise Origin Bitcoin Fund(b)(e)	500,000	46,995,000
Total Financials		327,177,950
Health Care- 18.8%
Biotechnology - 3.1%
Biogen, Inc.(a)(b)	240,000	30,141,600
Precigen Inc.(b)(d)	12,800,000	18,176,000
		48,317,600
Health Care Providers & Services - 6.8%
CVS Health Corp.(a)	925,000	63,806,500
UnitedHealth Group, Inc.	140,000	43,675,800
		107,482,300
Life Sciences Tools & Services - 3.8%
Illumina, Inc.(b)	440,000	41,980,400
Tempus AI, Inc.(b)	285,000	18,108,900
		60,089,300
Pharmaceuticals - 5.1%
Royalty Pharma PLC - Class A	2,250,000	81,067,500
Total Health Care		296,956,700
Industrials- 11.4%
Passenger Airlines - 4.6%
Delta Air Lines Inc.(a)	675,000	33,196,500
United Airlines Holdings Inc.(b)	500,000	39,815,000
		73,011,500
Trading Companies & Distributors - 6.8%
QXO, Inc.(a)(b)	5,000,000	107,700,000
Total Industrials		180,711,500
Information Technology - 5.0%
Semiconductors & Semiconductor Equipment - 5.0%
NVIDIA Corp.(a)	500,000	78,995,000
Software - 0.0%(f)
Clear Secure, Inc. - Class A	14,700	408,072
Total Information Technology		79,403,072
TOTAL COMMON STOCKS (Cost $1,221,017,593)		1,682,162,313

The accompanying notes are an integral part of these consolidated financial statements.

1

PATIENT OPPORTUNITY TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Contracts	Value
WARRANTS - 1.3%
Precigen Warrant Restricted, Expires 12/30/2034, Exercise Price $0.75 (Acquired 12/30/2024, Cost $9,022,725)(b)(d)(g)(h)	13,600,000	$20,400,000
TOTAL WARRANTS (Cost $9,022,725)		20,400,000
	Shares
CONVERTIBLE PREFERRED STOCKS - 1.2%
Precigen 8% Convertible Perpetual Preferred Stock, 0.00% (Acquired 12/30/2024, Cost $11,377,275)(d)(g)(h)(i)	20,400	19,911,828
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,377,275)		19,911,828

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.3%(b)
Put Options - 0.3%
Costco Wholesale Corp., Expiration: 01/16/2026; Exercise Price: $965.00(j)(k)	$98,994,000	1,000	4,805,000
TOTAL PURCHASED OPTIONS (Cost $7,985,255)			4,805,000
TOTAL INVESTMENTS - 109.0% (Cost $1,249,402,848)			$1,727,279,141
Liabilities in Excess of Other Assets - (9.0)%			(143,139,931)
TOTAL NET ASSETS - 100.0%			$1,584,139,210

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	Position held in Cayman Subsidiary.
(f)	Represents less than 0.05% of net assets.
(g)	Security considered restricted. The total market value of these securities was $40,311,828 which represented 2.5% of net assets as of June 30, 2025.
(h)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $40,311,828 or 2.5% of net assets as of June 30, 2025.

(i)	Paid in kind.
(j)	Exchange-traded.
(k)	100 shares per contract.
The accompanying notes are an integral part of these consolidated financial statements.

2

PATIENT OPPORTUNITY TRUST
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value	$1,668,791,313
Investments in affiliated securities, at value	58,487,828
Cash	4,480,615
Dividends receivable	1,146,794
Dividend tax reclaims receivable	349,500
Receivable for fund shares sold	338,849
Prepaid expenses and other assets	27,574
Total assets	1,733,622,473
LIABILITIES:
Loans payable (Note 6)	146,500,000
Payable to advisor	896,253
Payable for capital shares redeemed	706,878
Interest payable	387,587
Payable for distribution and shareholder servicing fees	335,807
Payable for transfer agent fees and expenses	261,425
Payable for fund administration and accounting fees	250,621
Payable for custodian fees	26,979
Payable for compliance fees	5,426
Payable for expenses and other liabilities	112,287
Total liabilities	149,483,263
NET ASSETS	$ 1,584,139,210
Net Assets Consists of:
Paid-in capital	$1,237,757,194
Total distributable earnings	346,382,016
Total net assets	$ 1,584,139,210
Class A
Net assets	$748,288,517
Shares issued and outstanding(a)	18,761,392
Net asset value per share	$39.88
Max offering price per share (Net asset value per share dividend by 0.9425)(1)	$42.32
Class C
Net assets	$61,018,881
Shares issued and outstanding(a)	1,732,949
Net asset value per share(2)	$35.21
Class FI
Net assets	$8,473,110
Shares issued and outstanding(a)	205,422
Net asset value per share	$41.25
Class I
Net assets	$761,563,585
Shares issued and outstanding(a)	17,143,120
Net asset value per share	$44.42

The accompanying notes are an integral part of these consolidated financial statements.

3

PATIENT OPPORTUNITY TRUST
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)(Continued)

Class IS
Net assets	$1,166,056
Shares issued and outstanding(a)	26,188
Net asset value per share	$44.53
Class R
Net assets	$3,629,061
Shares issued and outstanding(a)	92,244
Net asset value per share	$39.34
Cost:
Investments in unaffiliated securities, at cost	$1,209,309,555
Investments in affiliated securities, at cost	$40,093,293

(1)	Reflects a maximum sales charge of 5.75%.
(2)
Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase
(See Note 3).
(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these consolidated financial statements.

4

Patient Opportunity Trust
Consolidated Statement of Operations
For the Period Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$9,202,752
Less: Dividend withholding taxes	(108,000)
Less: Issuance fees	(20,800)
Total investment income	9,073,952
EXPENSES:
Investment advisory fee (Note 3)	5,641,038
Interest expense (Note 6)	3,641,454
Distribution expenses - Class A	879,398
Distribution expenses - Class C	301,683
Distribution expenses - Class FI	9,778
Distribution expenses - Class R	8,365
Shareholder service fees - Class A	339,815
Shareholder service fees - Class C	28,720
Shareholder service fees - Class FI	5,867
Shareholder service fees - Class I	381,534
Shareholder service fees - Class R	1,381
Fund administration and accounting fees	506,848
Transfer Agent fees	202,480
Federal and state registration fees	50,700
Reports to shareholders	49,775
Custodian fees	43,429
Legal fees	29,883
Trustees’ fees	27,230
Audit fees	12,670
Compliance fees	9,504
Other expenses and fees	21,004
Total expenses	12,192,556
Expense reimbursement by Advisor	(284,956)
Net expenses	11,907,600
Net investment loss	(2,833,648)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments in unaffiliated securities	(1,403,681)
Investments in affiliated securities	(27,379,008)
Written option contracts expired or closed	(2,592,317)
Net realized loss	(31,375,006)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	41,703,353
Investments in affiliated securities	62,214,711
Foreign currency translation	5,400
Net change in unrealized appreciation (depreciation)	103,923,464
Net realized and unrealized gain	72,548,458
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$69,714,810

The accompanying notes are an integral part of these consolidated financial statements.

5

PATIENT OPPORTUNITY TRUST
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment loss	$(2,833,648)	$(7,681,372)
Net realized gain (loss)	(31,375,006)	151,248,825
Net change in unrealized appreciation (depreciation)	103,923,464	200,121,199
Net increase in net assets from operations	69,714,810	343,688,652
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(407,386)
From earnings - Class I	—	(1,668,461)
From earnings - Class IS	—	(2,586)
Total distributions to shareholders	—	(2,078,433)
CAPITAL TRANSACTIONS:
Shares sold - Class A*	11,871,659	18,505,068
Shares issued in reinvestment of distributions - Class A	—	389,695
Shares redeemed - Class A	(47,165,686)	(79,885,891)
Shares sold - Class C	1,433,765	3,744,310
Shares redeemed - Class C*	(9,556,756)	(22,762,418)
Shares sold - Class FI	521,972	415,442
Shares redeemed - Class FI	(749,000)	(1,861,319)
Shares sold - Class I	34,920,493	53,908,818
Shares issued in reinvestment of distributions - Class I	—	1,608,116
Shares redeemed - Class I	(60,176,197)	(111,805,008)
Shares sold - Class IS	121,931	296,818
Shares issued in reinvestment of distributions - Class IS	—	2,480
Shares redeemed - Class IS	(7,311)	(36,616)
Shares sold - Class R	53,772	140,563
Shares redeemed - Class R	(62,970)	(1,140,625)
Net decrease in net assets from capital transactions	(68,794,328)	(138,480,567)
NET INCREASE IN NET ASSETS	920,482	203,129,652
NET ASSETS:
Beginning of the period	1,583,218,728	1,380,089,076
End of the period	$1,584,139,210	$1,583,218,728
SHARES TRANSACTIONS
Shares sold - Class A	325,002	576,716
Shares issued in reinvestment of distributions - Class A	—	10,242
Shares redeemed - Class A	(1,323,645)	(2,380,422)
Shares sold - Class C	44,725	128,888
Shares redeemed - Class C	(295,595)	(794,031)
Shares sold - Class FI	13,351	11,787
Shares redeemed - Class FI	(19,767)	(55,129)
Shares sold - Class I	886,881	1,424,584
Shares issued in reinvestment of distributions - Class I	—	38,008
Shares redeemed - Class I	(1,446,549)	(3,029,569)

The accompanying notes are an integral part of these consolidated financial statements.

6

PATIENT OPPORTUNITY TRUST
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Shares sold - Class IS	2,880	7,449
Shares issued in reinvestment of distributions - Class IS	—	58
Shares redeemed - Class IS	(165)	(997)
Shares sold - Class R	1,463	4,261
Shares redeemed - Class R	(1,821)	(34,138)
Total decrease in shares outstanding	(1,813,240)	(4,092,293)

*
16,417 Class C shares converted into 14,520 Class A shares, amounting to $511,222, during the period ended June 30, 2025. 158,030 Class C shares converted into 140,941 Class A shares, amounting to $4,179,373, during the year ended December 31, 2024. Class C shares of the Fund automatically convert to Class A shares after they have been held for 8 years.

The accompanying notes are an integral part of these consolidated financial statements.

7

PATIENT OPPORTUNITY TRUST
CONSOLIDATED STATEMENT OF CASH FLOWS
June 30, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$69,714,810
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash from operating activities:
Purchases of investment in unaffiliated securities	(283,975,380)
Purchases to cover written option contracts	(13,072,958)
Sales of investment in unaffiliated securities	342,244,482
Sales of investment in affiliated securities	2,832,610
Premiums from written option contracts	10,480,640
Net realized (gain) loss investments on affiliated securities	27,379,008
Net realized (gain) loss on written option contracts expired or closed	2,592,317
Net realized (gain) loss investments in unaffiliated securities	1,403,681
Change in unrealized (appreciation) depreciation on investments in unaffiliated securities	(41,703,353)
Change in unrealized (appreciation) depreciation on investments in affiliated securities	(62,214,711)
Decrease in receivable for fund shares sold	70,445
Increase in dividend receivable	(1,146,794)
Increase in dividend tax reclaims receivable	(144,000)
Decrease in prepaid expenses and other assets	19,415
Decrease in payable for fund shares repurchased	(299,530)
Decrease in payable to advisor	(56,538)
Decrease in payable for distribution and shareholder servicing fees	(120,957)
Increase in payable for transfer agent fees and expenses	77,757
Increase in payable for fund administration and accounting fees	67,359
Increase in payable for custodian fees	5,737
Increase in payable for compliance fees	2,230
Increase in payable for expenses and other liabilities	1,504
Net cash used in operating activities	54,157,774
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in loan payable	11,500,000
Decrease in interest payable	(84,007)
Cash proceeds from shares sold	48,923,592
Cash payment for shares redeemed	(117,717,919)
Net cash provided by financing activities	(57,378,334)
Net change in cash	(3,220,560)
CASH AND RESTRICTED CASH:
Beginning balance	7,701,175
Ending balance	$4,480,615
SUPPLEMENTAL DISCLOSURES AND NON-CASH INFORMATION:
Cash paid in Interest expense	$3,641,453

The accompanying notes are an integral part of these consolidated financial statements.

8

Patient Opportunity Trust
Financial Highlights
Class A

	Period Ended June 30, 2025 Consolidated (Unaudited)	Year Ended December 31,
		2024 Consolidated	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$38.11	$30.18	$21.67	$38.25	$39.99	$28.85
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.09)	(0.21)	(0.15)	(0.17)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments(b)	1.86	8.16	8.66	(13.53)	(1.22)	11.15
Total from investment operations	1.77	7.95	8.51	(13.70)	(1.29)	11.14
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	—	(0.06)	—	—
Net realized gains	—	—	—	(2.82)	(0.45)	—
Total distributions	—	(0.02)	—	(2.88)	(0.45)	—
Net asset value, end of period	$39.88	$38.11	$30.18	$21.67	$38.25	$39.99
Total return(c)	4.64%	26.34%	39.27%	−36.09%	−3.24%	38.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$748,289	$753,061	$650,429	$512,731	$874,473	$941,942
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.73%	1.76%	2.12%	1.53%	1.21%	1.28%
After expense reimbursement/ recoupment(d)	1.72%	1.74%	2.11%	1.52%	1.21%	1.28%
Ratio of interest expense to average net assets(d)	0.49%	0.55%	0.92%	0.33%	0.05%	0.10%
Ratio of operational expenses to average net assets excluding interest(d)	1.23%	1.19%	1.19%	1.19%	1.16%	1.18%
Ratio of net investment income (loss) to average net assets(d)	(0.50)%	(0.61)%	(0.60)%	(0.59)%	(0.17)%	(0.04)%
Portfolio turnover rate(c)	15%	31%	35%	40%	55%	64%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these consolidated financial statements.

9

Patient Opportunity Trust
Financial Highlights
Class C

	Period Ended June 30, 2025 Consolidated (Unaudited)	Year Ended December 31,
		2024 Consolidated	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$33.77	$26.93	$19.50	$35.02	$36.92	$26.84
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.20)	(0.41)	(0.31)	(0.37)	(0.37)	(0.23)
Net realized and unrealized gain (loss) on investments(b)	1.64	7.25	7.74	(12.33)	(1.08)	10.31
Total from investment operations	1.44	6.84	7.43	(12.70)	(1.45)	10.08
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	(2.82)	(0.45)	—
Total distributions	—	—	—	(2.82)	(0.45)	—
Net asset value, end of period	$35.21	$33.77	$26.93	$19.50	$35.02	$36.92
Total return(c)	4.26%	25.40%	38.10%	−36.57%	−3.95%	37.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$61,019	$66,994	$71,345	$71,844	$152,662	$204,214
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	2.48%	2.53%	2.88%	2.26%	1.95%	2.03%
After expense reimbursement/ recoupment(d)	2.47%	2.52%	2.87%	2.26%	1.95%	2.03%
Ratio of interest expense to average net assets(d)	0.49%	0.55%	0.92%	0.33%	0.05%	0.10%
Ratio of operational expenses to average net assets excluding interest(d)	1.98%	1.97%	1.95%	1.93%	1.90%	1.93%
Ratio of net investment income (loss) to average net assets(d)	(1.25)%	(1.38)%	(1.37)%	(1.35)%	(0.89)%	(0.88)%
Portfolio turnover rate(c)	15%	31%	35%	40%	55%	64%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these consolidated financial statements.

10

PATIENT OPPORTUNITY TRUST
FINANCIAL HIGHLIGHTS
Class FI

	Period Ended June 30, 2025 Consolidated (Unaudited)	Year Ended December 31,
		2024 Consolidated	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$39.42	$31.22	$22.43	$39.38	$41.19	$29.74
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)	(0.24)	(0.17)	(0.21)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments(b)	1.93	8.44	8.96	(13.92)	(1.25)	11.50
Total from investment operations	1.83	8.20	8.79	(14.13)	(1.36)	11.45
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	(2.82)	(0.45)	—
Total distributions	—	—	—	(2.82)	(0.45)	—
Net asset value, end of period	$41.25	$39.42	$31.22	$22.43	$39.38	$41.19
Total return(c)	4.64%	26.27%	39.19%	−36.15%	−3.32%	38.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,473	$8,351	$7,967	$7,033	$14,291	$14,458
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.78%	1.83%	2.17%	1.60%	1.29%	1.35%
After expense reimbursement/ recoupment(d)	1.77%	1.82%	2.16%	1.60%	1.29%	1.35%
Ratio of interest expense to average net assets(d)	0.49%	0.55%	0.92%	0.33%	0.05%	0.10%
Ratio of operational expenses to average net assets excluding interest(d)	1.28%	1.27%	1.24%	1.27%	1.24%	1.25%
Ratio of net investment income (loss) to average net assets(d)	(0.55)%	(0.69)%	(0.65)%	(0.67)%	(0.24)%	(0.19)%
Portfolio turnover rate(c)	15%	31%	35%	40%	55%	64%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these consolidated financial statements.

11

Patient Opportunity Trust
Financial Highlights
Class I

	Period Ended June 30, 2025 Consolidated (Unaudited)	Year Ended December 31,
		2024 Consolidated	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$42.38	$33.53	$24.02	$41.95	$43.73	$31.48
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)	(0.13)	(0.10)	(0.11)	0.02	0.07
Net realized and unrealized gain (loss) on investments(b)	2.08	9.07	9.61	(14.85)	(1.33)	12.18
Total from investment operations	2.04	8.94	9.51	(14.96)	(1.31)	12.25
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.09)	—	(0.15)	(0.02)	—
Net realized gains	—	—	—	(2.82)	(0.05)	—
Total distributions	—	(0.09)	—	(2.97)	(0.47)	—
Net asset value, end of period	$44.42	$42.38	$33.53	$24.02	$41.95	$43.73
Total return(c)	4.79%	26.71%	39.59%	−35.92%	−3.01%	38.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$761,564	$750,331	$646,120	$535,204	$1,135,832	$1,077,438
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.49%	1.52%	1.88%	1.27%	0.98%	1.04%
After expense reimbursement/ recoupment(d)	1.42%	1.48%	1.85%	1.25%	0.98%	1.03%
Ratio of interest expense to average net assets(d)	0.49%	0.55%	0.92%	0.33%	0.05%	0.10%
Ratio of operational expenses to average net assets excluding interest(d)	0.93%	0.93%	0.93%	0.92%	0.93%	0.93%
Ratio of net investment income (loss) to average net assets(d)	(0.19)%	(0.35)%	(0.34)%	(0.33)%	0.05%	0.23%
Portfolio turnover rate(c)	15%	31%	35%	40%	55%	64%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these consolidated financial statements.

12

Patient Opportunity Trust
Financial Highlights
Class IS

	Period Ended June 30, 2025 Consolidated (Unaudited)	Year Ended December 31,
		2024 Consolidated	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$42.47	$33.59	$24.04	$42.05	$43.82	$31.52
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)	(0.13)	(0.10)	(0.07)	0.07	0.08
Net realized and unrealized gain (loss) on investments(b)	2.08	9.12	9.65	(14.92)	(1.35)	12.22
Total from investment operations	2.05	8.99	9.55	(14.99)	(1.28)	12.30
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.11)	—	(0.20)	(0.04)	—
Net realized gains	—	—	—	(2.82)	(0.45)	—
Total distributions	—	(0.11)	—	(3.02)	(0.49)	—
Net asset value, end of period	$44.52	$42.47	$33.59	$24.04	$42.05	$43.82
Total return(c)	4.85%	26.77%	39.73%	−35.90%	−2.93%	39.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,166	$997	$570	$1,146	$795	$734
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.39%	1.44%	1.78%	1.30%	0.90%	0.97%
After expense reimbursement/ recoupment(d)	1.37%	1.42%	1.77%	1.29%	0.90%	0.96%
Ratio of interest expense to average net assets(d)	0.49%	0.54%	0.89%	0.33%	0.05%	0.10%
Ratio of operational expenses to average net assets excluding interest(d)	0.88%	0.88%	0.88%	0.96%	0.85%	0.86%
Ratio of net investment income (loss) to average net assets(d)	(0.13)%	(0.33)%	(0.34)%	(0.23)%	0.14%	0.25%
Portfolio turnover rate(c)	15%	31%	35%	40%	55%	64%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these consolidated financial statements.

13

Patient Opportunity Trust
Financial Highlights
Class R

	Period Ended June 30, 2025 Consolidated (Unaudited)	Year Ended December 31,
		2024 Consolidated	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$37.64	$29.87	$21.50	$37.99	$39.82	$28.81
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.13)	(0.28)	(0.22)	(0.27)	(0.20)	(0.09)
Net realized and unrealized gain (loss) on investments(b)	1.83	8.05	8.59	(13.40)	(1.18)	11.10
Total from investment operations	1.70	7.77	8.37	(13.67)	(1.38)	11.01
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	(2.82)	(0.45)	—
Total distributions	—	—	—	(2.82)	(0.45)	—
Net asset value, end of period	$39.34	$37.64	$29.87	$21.50	$37.99	$39.82
Total return(c)	4.52%	26.01%	38.93%	−36.27%	−3.48%	38.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,629	$3,485	$3,658	$3,254	$8,055	$8,195
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.97%	2.02%	2.38%	1.76%	1.47%	1.53%
After expense reimbursement/ recoupment(d)	1.95%	2.01%	2.37%	1.76%	1.47%	1.53%
Ratio of interest expense to average net assets(d)	0.49%	0.55%	0.92%	0.33%	0.05%	0.10%
Ratio of operational expenses to average net assets excluding interest(d)	1.46%	1.46%	1.45%	1.43%	1.42%	1.43%
Ratio of net investment income (loss) to average net assets(d)	(0.73)%	(0.85)%	(0.87)%	(0.90)%	(0.44)%	(0.32)%
Portfolio turnover rate(c)	15%	31%	35%	40%	55%	64%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these consolidated financial statements.

14

Patient Opportunity Trust
Notes to Consolidated Financial Statements
June 30, 2025
Note 1 – Organization
Patient Opportunity Trust, formerly known as Miller Opportunity Trust and Opportunity Trust, (the “Fund”) is a separate diversified investment series of Advisor Managed Portfolios (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to provide long-term growth of capital.
The Fund is the successor to the Patient Opportunity Trust (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor Fund. The AMP Reorganization did not result in a material change to the Fund’s investment portfolio, and there are no material differences in accounting policies of the Fund and the Predecessor Fund.

•	The Fund adopted the performance history of the Predecessor Fund.
In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Patient Opportunity Cayman (the “Subsidiary”). The Subsidiary acts as an investment vehicle that enables the Fund to gain exposure to certain investments consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At June 30, 2025 the Fund’s investment in the Subsidiary represented 3% of the Fund’s net assets. The results from operations of the Subsidiary were as follows:

Net investment loss	$(33,042)
Net realized gain	—
Net change in unrealized appreciation (depreciation)	5,822,741
Net decrease in net assets resulting from Operations	$5,789,699

The consolidated financial statements of the Fund include the financial statements of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be indirectly investing in said investments. As such, references to the Fund may also include its Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund.
At June 30, 2025, the investment held in the Subsidiary was $ 46,995,000; there was $5,822,741 of unrealized depreciation in the Subsidiary.
Note 2 – Significant accounting policies
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.
(a)
Investment valuation. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).

15

Patient Opportunity Trust
Notes to Consolidated Financial Statements
June 30, 2025(Continued)
Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 1 of the fair value hierarchy. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by The Board of Trustees of the Trust (the “Board” or the “Trustees”). Pricing services may use various valuation methodologies, including matrix and other analytical models as well as market transactions and dealer quotations. The Board has designated Patient Capital Management, LLC (the “Advisor”) as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Unadjusted quoted prices in active markets for identical investments. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Other inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Advisor’s own assumptions in determining fair value of investments.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of June 30, 2025:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments*
Common Stocks	$1,682,162,313	$—	$—	$1,682,162,313
Convertible Preferred Stocks	—	—	19,911,828	19,911,828
Warrants	—	—	20,400,000	20,400,000
Purchased Options	—	4,805,000	—	4,805,000
Total Investments	$1,682,162,313	$4,805,000	$40,311,828	$1,727,279,141

*	See Schedule of Investments for additional detailed categorizations.

16

Patient Opportunity Trust
Notes to Consolidated Financial Statements
June 30, 2025(Continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Convertible Preferred Stocks	Warrants	Private Investments
Balance at December 31, 2024	$14,305,704	$12,920,000	$1,664,507
Realized gain	—	—	(27,065,330)
Sales	—	—	(350,000)
Change in unrealized appreciation	5,606,124	7,480,000	25,750,823[1]
Balance at June 30, 2025	$19,911,828	$20,400,000	$—
Change in unrealized appreciation for Level 3 securities held at June 30, 2025	$5,606,124	$7,480,000	$—

[1]
This amount is included in the net change in unrealized appreciation (depreciation) in affiliates in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments:

Investment Type	Value at June 30, 2025	Valuation Technique(s)	Unobservable Input(s)	Range Weighted Average	Impact to Valuation from an Increase in Input*
Convertible Preferred Stocks	$19,911,828	Probability-Weighted Model	Going Concern Probability	15%	Decrease
Warrants	$20,400,000	Black Scholes with Probability Adjustment	Going Concern Probability	15%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

(b)
Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c)
Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Paid in kind dividends are received as additional shares having value equal to the specified dividend rate. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Withholding taxes on foreign dividends has been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. The cost of investments sold is determined by use of the specific identification method.

17

Patient Opportunity Trust
Notes to Consolidated Financial Statements
June 30, 2025(Continued)
(d)
Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

(e)
Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund based on the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f)
Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(g)
Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30,2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
The Fund was notified in 2017 of a tax lien filed by the Internal Revenue Service related to a previous holding. No liability for the lien has been recorded as it is currently under appeal. If the appeal is unsuccessful, the Fund has also received indemnification from previous management for any tax, penalties, or interest related to the matter.
The Fund holds interests in certain securities that are treated as partnerships for Federal income tax purposes. These entities may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Fund’s taxable income or tax liability for prior taxable years could be adjusted as a result of such an audit. The Fund may be required to pay a fund-level tax as a result of such an adjustment or may pay a “deficiency dividend” to its current shareholders in order to avoid a fund-level tax associated with the adjustment. The Fund could also be required to pay interest and penalties in connection with such an adjustment. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.
(h)
Segment Reporting. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

Note 3 – Investment management agreement and other related party transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund.
The Predecessor Fund’s shareholders approved Patient Capital Management, LLC as the new investment advisor to the Predecessor Fund effective May 26, 2023. Prior to May 26, 2023, Miller Value Partners, LLC, served as the Predecessor Fund’s investment advisor (the “Previous Advisor”). The Fund’s portfolio managers are the same portfolio managers who served the Predecessor Fund as employees of Patient Capital Management, LLC, and prior to that, as employees of the Previous Advisor.

18

Patient Opportunity Trust
Notes to Consolidated Financial Statements
June 30, 2025(Continued)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100.0 million	1.000%
Next $1.4 billion	0.750
Over $1.5 billion	0.600

Prior to January 1, 2024, the Predecessor Fund paid an investment management fee in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100.0 million	1.000%
Next $2.5 billion	0.750
Next $2.5 billion	0.700
Next $2.5 billion	0.675
Over $7.6 billion	0.650

Effective April 30, 2020, the Advisor has contractually agreed to reduce fees and pay expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2025, so that such annual operating expenses will not exceed 0.88%. Separately, with respect to Class I only, the Advisor has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.93%.
Prior to April 30, 2020, the limit on annual operating expenses was established at a class level and inclusive of 12b-1 fees and shareholder servicing fees and did not exceed the class levels set forth below. The Predecessor Fund did not have expense limitations.

Class A	Class C	Class FI	Class I	Class IS	Class R
1.20%	1.97%	1.26%	0.93%	0.83%	1.55%

During the period ended June 30, 2025, fees waived and/or expenses reimbursed amounted to $284,956.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within 36 months of the reimbursement date if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Advisor recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by the Advisor and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS	Class R
Expires December 31, 2025	$37,581	$5,138	$525	$114,198	$68	$240
Expires December 31, 2026	85,691	9,711	1,087	170,830	71	499
Expires December 31, 2027	109,298	9,917	1,204	305,887	124	536
Expires June 30, 2028	38,014	3,118	423	243,149	63	189
Total	$270,584	$27,884	$3,239	$834,064	$326	$1,464

19

Patient Opportunity Trust
Notes to Consolidated Financial Statements
June 30, 2025(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the period ended June 30, 2025, the Fund incurred expenses for administration and fund accounting, transfer agent, custody, and compliance fees as detailed on the Statement of Operations.
At June 30,2025, the Fund had payables for administration and fund accounting, transfer agent, custody, and compliance fees as detailed on the Statement of Assets and Liabilities.
The Independent Trustees were paid $27,230 for their services and reimbursement of travel expenses during the period ended June 30, 2025. The Fund pays no compensation to the Interested Trustee or officers of the Trust.
There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, the Fund’s Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applied to those purchases of Class A shares in excess of $1,000,000 and the initial sales charge is waived.
For the period ended June 30, 2025, CDSCs for Class C shares totaled $1,108.
Note 4 – Investments
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$251,386,038
Sales	$314,472,263

Note 5 – Class specific expenses
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively.
The Fund also has arrangements with various parties to provide ongoing sub-transfer agent services for each share class. Service and/or distribution fees and sub-transfer agent fees are accrued daily and paid monthly or quarterly.
For the period ended June 30, 2025, class specific expenses are detailed on Statement of Operations.
Note 6 – Lines of Credit
The Fund may borrow for investment purposes, also known as “leveraging” from a $150,000,000 line of credit (“Leveraging Credit Agreement”) with the Bank of Nova Scotia. This Leveraging Credit Agreement renews daily for a 180-day term unless notice to the contrary is given to the Fund. Leverage is the ability to earn a return on a capital base that is larger than the Fund’s net assets. Use of leverage can magnify the effects of changes in the value of the Fund’s investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. The Fund pays a monthly commitment fee at an annual rate of 0.10% on the unutilized portion of the Leveraging Credit Agreement. The interest on the borrowings under this Leveraging Credit Agreement is calculated at variable rates based on the prevailing SOFR rate plus a spread. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of the Bank of Nova Scotia. The Fund’s Leveraging Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Leveraging Credit Agreement may be subject to early termination under certain events and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement.

20

Patient Opportunity Trust
Notes to Consolidated Financial Statements
June 30, 2025(Continued)
The Fund also has access to a $65 million line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly.

	Bank of Nova Scotia	U.S. Bank
Maximum available credit	$150,000,000	$65,000,000
Largest amount outstanding on an individual day	149,000,000	8,611,000
Average daily loan outstanding	142,715,470	708,000
Interest expense	3,635,515	5,939
Loan outstanding as of June 30, 2025	146,500,000	708,000
Average Interest rate	5.18%	7.50%

Note 7 – Transactions with affiliated companies
An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities or partnership interests at any time during the period. The following transactions were affected in shares of such companies for the period ended June 30, 2025:

	Pangaea One, LP	Precigen Inc.	Precigen 8% Convertible Perpetual Preferred Stock	Precigen Warrant	Total
Value at December 31, 2024	$1,664,507	$16,128,000	$14,305,704	$12,920,000	$45,018,211
Sales	(350,000)	(2,482,610)	—	—	(2,832,610)
Change in Unrealized Gain (Loss)	25,750,823	4,844,287	5,606,124	7,480,000	43,681,234
Realized Gain (Loss) on Sales/ Distributions	(27,065,330)	(313,677)	—	—	(27,379,007)
Value at June 30, 2025	$—	$18,176,000	$19,911,828	$20,400,000	$58,487,828
Amortization, Dividend, Interest Income	$—	$—	$—	$—	$—

Note 8 – Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Value at June 30, 2025	Percent of Net Assets	Open Commitments
Precigen 8% Convertible Perpetual Preferred Stock[1]	$11,377,275	$19,911,828	1.26%	N/A
Precigen (Warrant)[1]	$9,022,725	$20,400,000	1.29%	N/A

[1]	Acquisition date was 12/24.
Note 9 – Income tax information and distributions to shareholders
The Fund made no distributions during the period ended June 30, 2025. See below for classification of distributions paid during the year ended December 31, 2024:

Ordinary Income:	Year Ended December 31, 2024
Class A	$407,386
Class C	—
Class FI	—
Class I	$1,668,461
Class IS	$2,586
Class R	—
Total	$2,078,433

21

Patient Opportunity Trust
Notes to Consolidated Financial Statements
June 30, 2025(Continued)
At December 31, 2024, the components of accumulated earnings for income tax purposes were as follows:

Tax cost of investments	$1,334,039,418
Unrealized appreciation	599,083,637
Unrealized depreciation	(219,877,577)
Net unrealized appreciation	$379,206,060
Capital loss carryforwards	(78,893,573)
Other accumulated gain/(loss)(a)	(23,645,280)
Total distributable earnings	$276,667,207

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.
GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, the following reclassifications have been made:

Distributable Earnings(a)	Paid In Capital(a)
$1,009,354	$(1,009,354)

(a)	Reclassifications are due to the difference between the estimated and actual tax return of capital amount and book/tax differences in the treatment of various items.
The Fund is required to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31 in order to meet certain excise tax requirements. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of December 31, 2024, the Fund had post-October late-year losses of $169,030.
At December 31, 2024, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(78,893,573)	$ —	$(78,893,573)

Note 10 – Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of June 30, 2025, Morgan Stanley Smith Barney held approximately 41%, in aggregate for the benefit of others, of the outstanding shares of the Fund.
Note 11 – Subsequent Events
Management has evaluated events and transactions that occurred subsequent to June 30, 2025, through the date the financial statements have been issued and has determined there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

22

Patient Opportunity Trust
Additional Information
June 30, 2025 (Unaudited)
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

23

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See item 7(a)

Item 9. Proxy Disclosure for Open-End Investment Companies.

See item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisor Managed Portfolios

By (Signature and Title)	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	09/08/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	09/08/25

By (Signature and Title)	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	09/08/25